ANCHOR
                                    STRATEGIC
                                     ASSETS
                                      TRUST

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997
                                   (UNAUDITED)











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                      ANCHOR STRATEGIC ASSETS TRUST
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                  STATEMENT OF ASSETS AND LIABILITIES
                             JUNE 30, 1997
                              (Unaudited)

Assets:
Investments at quoted market value (cost $5,343,617;
 see Schedule of Investments, Notes 1,2,& 5).........   $   5,233,427
Cash ................................................           7,357
Dividends and interest receivable....................           1,502
Other assets.........................................          22,467
                                                           -----------
    Total assets.....................................       5,264,753
                                                           -----------
Liabilities:
Accrued expenses and other liabilities (Note 3)......          12,573
                                                           -----------
    Total liabilities................................          12,573
                                                           -----------
Net Assets:
Capital stock (unlimited shares authorized at $1.00 par
value, amount paid in on 1,179,111 shares outstanding)
 (Note 1)............................................       6,330,784
Accumulated overdistributed net investment income....       (280,518)
Accumulated realized loss from security transactions,
net..................................................       (687,896)
Net unrealized depreciation in value of investments
(Note 2).............................................       (110,190)
                                                          -----------
    Net assets (equivalent to $4.45 per share, based on
     1,179,111 capital shares outstanding)...........    $ 5,252,180
                                                          ===========


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                        ANCHOR STRATEGIC ASSETS TRUST
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                           STATEMENT OF OPERATIONS
                               JUNE 30, 1997
                                (Unaudited)



Income:
 Dividends...........................................   $    8,494
 Interest............................................       58,127
                                                         -----------
    Total income.....................................       66,621
                                                         -----------

Expenses:
 Management fees (Note 3)............................       48,651
 Pricing and bookkeeping fees (Note 4)...............        7,258
 Legal fees..........................................        3,149
 Audit and accounting fees...........................        3,199
 Custodian fees......................................        1,790
 Transfer fees (Note 4)..............................        1,398
 Trustees' fees and expenses.........................          579
 Other expenses......................................        1,620
                                                         -----------
    Total expenses...................................       67,644
         Fees paid indirectly (Note 4)...............      (1,294)
                                                         -----------
         Net expenses................................       66,350
                                                         -----------

Net investment income................................          271
                                                        -----------
Realized and unrealized loss on investments:
  Realized loss on investments-net...................     (384,806)
  Increase in net unrealized depreciation in investments  (191,417)
                                                        -----------
    Net loss on investments..........................     (576,223)
                                                        ===========

Net decrease in net assets resulting from operations... $ (575,952)
                                                        ===========


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                  ANCHOR STRATEGIC ASSETS TRUST
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               STATEMENTS OF CHANGES IN NET ASSETS


                                          Six Months
                                            Ended       Year Ended
                                           June 30,     December 31,
                                             1997          1996
                                         (Unaudited)
                                        ------------------------------
From operations:
 Net investment income................... $      271    $  (113,849)
 Realized loss on investments, net.......  (384,806)        (72,237)
  Increase in net unrealized
  depreciation in investments............   (191,417      472,229
                                          ------------  -----------
    Net increase (decrease) in net assets
      resulting from operations..........  (575,952)      286,143
                                          ------------  -----------
Distributions to shareholders:
 From net investment income..............       --           --
 From net realized gain on investments...       --           --
                                          ------------  -----------
    Total distributions to shareholders..       --           --
                                          ------------  -----------
From capital share transactions:

                        Number of Shares
                         1997     1996
                       -------  --------
 Proceeds from sale of
  shares..............  50,862  774,469      238,826    3,891,921
 Shares issued to
  shareholders in
  distributions
  reinvested..........    --       --          --            --
Cost of shares
 redeemed............. (556,113) (274,859)  (2,592,938) (1,409,327)
                       --------  ---------  ----------  -----------
 Increase (decrease)
  in net assets
  resulting from
  capital share
  transactions........(505,251)   499,610   (2,354,112)   2,482,594
                      =========  ========= ------------  -----------

Net increase (decrease) in net assets....   (2,930,064)   2,768,737
Net assets:
  Beginning of period....................    8,182,244    5,413,508
                                           ============  ===========
  End of period (including overdistributed
   net investment income of $ 280,518 and
      $280,789 respectively  )........... $5,252,180    $ 8,182,245
                                          ============  ===========


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                SELECTED  PER SHARE  DATA AND  RATIOS
           (for a share  outstanding throughout each period)


                   Six
                   Months
                   Ended           Year Ended December 31,
                   June 30,
                     1997
                   (Unaudited) 1996     1995      1994     1993
                   ---------  --------------------------------------
Investment income..$(17.50)    $0.01    $0.03    $(3.40)   $ 0.19
Expenses, net...... (17.43)     0.03     0.06     (7.86)     2.19
                   ---------  -------  -------  --------  ----------
Net investment
income (loss)...... (0.07)    (0.02)   (0.03)     4.46     (2.00)
Net realized and
unrealized gain
(loss) on
investment......... (0.34)     0.31     0.12     (5.41)     --
Distributions to
shareholders:
  From net
  investment
  income..........    --        --       --        --       --
  From net
  realized gain       --        --       --        --       --
   on investments..
                    ------   -------   ------    ------   ------
Net increase
(decrease)in net
asset value.......  (0.40)     0.29     0.09     (0.95)     (2.00)
Net asset value:
 Beginning of
 period...........   4.86      4.57     4.48      5.43      7.43
                    ------   -------  --------   -------   ------
End of period.....  $4.45     $4.86    $4.57     $4.48     $5.43
                   =======   =======  ========  ========   =======
Ratio of expenses
to average net
assets...........   2.07%     1.98%    1.99%     2.19%     30.85%
Ratio of net
investment loss
to average net
assets..........    0.01%    (1.49%)  (1.10%)   (1.24%)   (28.14)%
Portfolio turnover. 0.67       0.37     0.12      0.42     --
Number of shares
outstanding at end
of period.......... 1,179,111 1,684,362 1,184,752 1,044,287  12,000
Per share data and
ratios assuming no
waiver of advisory
fees:
Expenses...........    --        --       --        --      $ 2.30
Net investment loss    --        --       --        --      $(2.11)
Ratio of expenses
to average net assets  --        --       --        --       32.35%
Ratio of net
investment loss to
average net assets     --        --       --        --      (29.64)%


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                          ANCHOR STRATEGIC ASSETS TRUST
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                        STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                   (Unaudited)

                                                              Value
Quantity                                                     (Note 1)
COMMON STOCKS -- 27.50%
         Gold/Silver Mining Stocks
  40,000 Aquiline Resources Corporation................. $    17,600
  15,000 Euro-Nevada Mining Corporation.................     456,300
   9,000 Franco-Nevada Mining Corporation...............     450,450
  13,000 Golden Star Resources..........................     106,444
  33,500 Guyanor Resources, Class B.....................      98,155
  65,000 Miramar Mining Corporation.....................     235,300
  22,300 Northern Orion Exploration Limited.............      80,057
                                                          ----------
         Total common stocks (cost $1,300,963)..........   1,444,306
                                                          ----------

FOREIGN TIME DEPOSITS -- 44.41%.....
13,712,40French Franc  maturing 07/04/97
         at 3.100% (cost $2,340,708)....................   2,332,480
                                                          ----------
PRECIOUS METALS -- 27.73%
         Gold Bullion
                                                          ----------
   4,339 Ounces gold bullion (cost $1,701,946)..........  1,456,641
                                                          ----------

         Total investments (cost $5,343,617)............  5,233,427
                                                          ----------

CASH & OTHER ASSETS, LESS LIABILITIES -- 0.36%               18,753
                                                          ==========
         Total Net Assets............................... $5,252,180
                                                          ==========



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                          ANCHOR STRATEGIC ASSETS TRUST
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                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1997
                                   (Unaudited)




1. Significant accounting policies:
   Anchor Strategic Assets Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. The gold bullion is valued each day at noon based on the New York spot gold price. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
2. Tax basis of investments:
   At June 30, 1997, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $399,343. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $509,533. Net unrealized depreciation in investments at June 30, 1997 was $110,190.


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                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1997
                                   (Unaudited)
                                   (Continued)

3. Investment advisory service agreements:
   The investment advisory contract with Anchor Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on a rate of 1 1/2% per annum of the average daily net assets. At June 30, 1997, investment advisory fees of $7,235 were due which were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. David
   Y. Williams, a Trustee of the Trust, is President and a Director of the Investment Adviser.
4. Certain transactions:
   Anchor Investment Management Corporation provides transfer agent services for the Trust. Fees earned by Anchor Investment Management Corporation for transfer agent services for the six months ended June 30, 1997 were $1,398. Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc. the Trust's distributor, received $9,790 in brokerage commissions during the six months ended June 30, 1997. Fees earned by Anchor Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 1997 were $7,258. For the six months ended June 30, 1997 the total expense increase, as shown in the statement of operations, is $1,294 as a result of an expense offset arrangement with its custodian, Investors Bank & Trust Company. The Trust could have invested the assets used by the custodian in an income producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In addition, the expense ratios in the Selected Per Share Data and ratios are based on the total expenses, which include amounts that would have been paid in lieu of an expense offset arrangement
5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 1997 were:
    Cost of securities acquired:
      U.S. Government and investments backed by
       such securities                              $  3,937,494
      Other investments.......................        26,085,299
                                                   =============
                                                    $ 30,022,793
                                                   =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
       such securities                              $ 4,923,896
      Other investments.......................       25,660,534
                                                   =============
                                                    $30,584,430
                                                   =============


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                          ANCHOR STRATEGIC ASSETS TRUST
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                              OFFICERS AND TRUSTEES



DAVID W.C. PUTNAM                            Chairman
Chairman, Board of Directors, F.L. Putnam    and Trustee
Investment Management Corporation
President and Director, F.L. Putnam
Securities Company Incorporated


J. STEPHEN PUTNAM                            Vice President and
President, Robert Thomas Securities          Treasurer


SPENCER H. LE MENAGER                        Secretary
President, Equity Inc.                       and Trustee


MAURICE A. DONAHUE                           Trustee
Director and Professor, Institute for
Governmental Services and
Walsh-Saltonstall Professor of Practical
Politics, University of Massachusetts


DAVID Y. WILLIAMS                            President
President and Director, Meeschaert & Co.,    and Trustee
Inc., President and Director,
Anchor Investment Management Corporation



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                     ANCHOR STRATEGIC ASSETS TRUST
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              INVESTMENT ADVISER AND TRANSFER AGENT
            Anchor Investment Management Corporation
        2717 Furlong Rd., Doylestown, Pennsylvania 18901
                         (215) 794-2980

                         DISTRIBUTOR
                     Meeschaert & Co., Inc.
        2717 Furlong Rd., Doylestown, Pennsylvania 18901

                          CUSTODIAN
                Investors Bank & Trust Company
          89 South Street, Boston, Massachusetts 02111

                  INDEPENDENT PUBLIC ACCOUNTANT
                      Livingston & Haynes, P.C.
           40 Grove St., Wellesley, Massachusetts 02181

                          LEGAL COUNSEL
             Yukevich, Blume, Marchetti & Zangrilli
       One Gateway Center, Pittsburgh, Pennsylvania 15222